Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
XL Hybrids Inc [Member]
Net Loss Per Share
Note 11. Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share for the nine months ended September 30, 2020 and 2019:

	Nine Months Ended September 30,
	2020	2019
Numerator:
Net loss	$(20,027)	$(11,186)
Denominator:
Weighted average shares outstanding, basic and diluted	11,555,159	10,508,012
Net loss per share, basic and diluted	$(1.73)	$(1.06)
The Company’s contingently convertible notes payable did not meet the condition to be converted into common stock as of September 30, 2020 and 2019. Additionally, the Company’s contingently issuable unvested Restricted Stock did not meet the performance based vesting condition as of September 30, 2020 and 2019.
Potential dilutive securities, which include stock options, convertible preferred stock and warrants have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same.
The number of shares underlying outstanding stock options, warrants, convertible debt (based upon a stock price fair value of $4.75 and $0.18 during the nine months ended September 30, 2020 and 2019, respectively) and convertible preferred shares for the nine months ended September 30, 2020 and 2019:

	Nine Months Ended September 30,
	2020	2019
Stock options	15,900,812	8,263,186
Convertible preferred stock	99,481,041	94,661,692
Convertible debt	2,073,128	25,692,194
Warrants	2,138,007	6,574,835

Total	119,592,988	135,191,907

Note 17. Net Loss Per Share
The following is a reconciliation of the numerator and denominator used to calculate basic earnings per share and diluted earnings per share for the years ended December 31, 2019, and 2018:

	2019	2018
Numerator:
Net loss	$(14,901)	$(12,903)

Denominator:
Weighted average shares outstanding, basic and diluted	10,752,940	10,253,822
Net loss per share, basic and diluted	1.39	(1.26)
The Company’s contingently convertible notes payable did not meet the condition to be converted to common stock as of December 31, 2019 and 2018. Additionally, the Company’s contingently issuable unvested restricted stock did not meet the performance - based vesting condition as of December 31, 2019 and 2018.
Potential dilutive securities, which include stock options, convertible preferred stock and warrants have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same.

The number of shares underlying outstanding stock options, convertible preferred shares and warrants at December 31, 2019 and 2018 were as follows:

	2019	2018
Stock options	13,293,586	10,085,022
Convertible preferred stocks	94,661,692	94,661,692
Warrants	7,724,835	6,474,835

Total	115,680,113	111,221,549